SUPPLEMENT TO

CALVERT SOCIALLY RESPONSIBLE FUNDS

PROSPECTUS

CSIF Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

CWVF International Equity Fund

Calvert New Vision Small Cap Fund

CALVERT INCOME FUND AND CALVERT SHORT DURATION INCOME FUND PROSPECTUS

Calvert Income Fund

Calvert Short Duration Income Fund

Date of Prospectus: January 31, 2003

Date of Supplement: May 16, 2003

Please note the following addition to Exhibit A in each of the above-referenced Prospectuses, which relates to rights of accumulation:

A "family group" includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law.